SEGMENT INFORMATION (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Reportable segments												2
Net sales	$ 306,193,000	$ 242,370,000	$ 297,889,000	$ 294,491,000	$ 200,107,000	$ 220,496,000	$ 269,545,000	$ 301,660,000	$ 204,205,000	$ 852,658,000	$ 792,487,000	$ 1,034,857,000	$ 995,906,000	$ 951,374,000
Operating earnings (loss)	27,271,000		25,069,000							59,359,000	36,600,000	44,931,000	56,830,000	40,110,000
Interest expense, net												101,384,000	122,833,000	135,303,000
Depreciation and amortization										39,579,000	40,554,000	54,020,000	60,718,000	56,271,000
Income tax expense (benefit)	(89,000)		466,000							1,579,000	1,979,000	683,000	5,027,000	(17,966,000)
Capital expenditures												11,490,000	11,105,000	7,807,000
Total assets	925,315,000	892,912,000				922,237,000				925,315,000		892,912,000	922,237,000
Canadian sales, net												67,200,000
Percentage of other subsidiaries sales to total sales (in hundredths)												1.00%
Siding, Fencing and Stone [Member]
Segment Reporting Information [Line Items]
Net sales												639,290,000	604,406,000	577,390,000
Operating earnings (loss)	34,403,000		33,335,000							88,487,000	72,520,000	90,849,000	92,612,000	77,756,000
Interest expense, net												(83,000)	(121,000)	(169,000)
Depreciation and amortization												23,598,000	27,578,000	29,341,000
Capital expenditures												5,906,000	5,928,000	3,562,000
Total assets	600,604,000	579,195,000				585,542,000				600,604,000		579,195,000	585,542,000
Windows and Doors [Member]
Segment Reporting Information [Line Items]
Net sales												395,567,000	391,500,000	373,984,000
Operating earnings (loss)	(2,370,000)		(3,373,000)							(15,622,000)	(23,839,000)	(31,134,000)	(19,410,000)	(23,504,000)
Interest expense, net												(13,000)	90,000	183,000
Depreciation and amortization												30,217,000	32,936,000	26,740,000
Capital expenditures												4,651,000	5,177,000	4,222,000
Total assets	274,706,000	273,909,000				298,898,000				274,706,000		273,909,000	298,898,000
Unallocated [Member]
Segment Reporting Information [Line Items]
Operating earnings (loss)	(4,762,000)		(4,893,000)							(13,506,000)	(12,081,000)	(14,784,000)	(16,372,000)	(14,142,000)
Interest expense, net												101,480,000	122,864,000	135,289,000
Depreciation and amortization												205,000	204,000	190,000
Income tax expense (benefit)												683,000	5,027,000	(17,966,000)
Capital expenditures												933,000	0	23,000
Total assets	$ 50,005,000	$ 39,808,000				$ 37,797,000				$ 50,005,000		$ 39,808,000	$ 37,797,000